UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Contributed surplus	Accumulated other comprehensive income/(loss)	Accumulated profit/(deficit)
Shares outstanding starting balance (in shares) at Dec. 31, 2020		127,810,064
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		10,212,876
Shares outstanding ending balance (in shares) at Jun. 30, 2021		138,022,940
Equity starting balance at Dec. 31, 2020		$ 1,278	$ 531,382	$ 539,370	$ (19,316)	$ (257,063)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued, amount		102	85,259
Payments in lieu of issuing shares			(97)
Amortization of stock-based compensation			374
Equity adjustment arising from reacquisition of convertible notes			(492)
Dividends declared				(35,713)		0
Fair value adjustments to hedging financial instruments					5,497
Fair value adjustments to available-for-sale securities					(321)
Other comprehensive (loss)/income	$ 51				51
Net income	51,009					51,009
Equity ending balance at Jun. 30, 2021	$ 901,320	$ 1,380	616,426	503,657	(14,089)	(206,054)
Shares outstanding starting balance (in shares) at Dec. 31, 2020		127,810,064
Shares outstanding ending balance (in shares) at Dec. 31, 2021	138,551,387	138,551,387
Equity starting balance at Dec. 31, 2020		$ 1,278	531,382	539,370	(19,316)	(257,063)
Equity ending balance at Dec. 31, 2021	$ 982,327	$ 1,386	621,037	461,818	(9,194)	(92,720)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)		0
Shares outstanding ending balance (in shares) at Jun. 30, 2022	138,551,387	138,551,387
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued, amount		$ 0	0
Payments in lieu of issuing shares			0
Amortization of stock-based compensation			739
Equity adjustment arising from reacquisition of convertible notes			0
Dividends declared				(37,256)		(15,994)
Fair value adjustments to hedging financial instruments					13,677
Fair value adjustments to available-for-sale securities					330
Other comprehensive (loss)/income	$ (120)				(120)
Net income	104,429					104,429
Equity ending balance at Jun. 30, 2022	$ 1,046,554	$ 1,386	$ 615,913	$ 424,562	$ 4,693	$ 0